SCHEDULE OF KEY INPUTS INTO MODELS FOR PRIVATE PLACEMENT WARRANTS (Details) - Private Placement Warrants [Member]	Jun. 30, 2026	Dec. 31, 2025
Measurement Input, Exercise Price [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant measurement input	11.50	11.50
Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant measurement input	4.169	3.67
Measurement Input, Expected Dividend Rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant measurement input	0.00	0.00
Measurement Input, Expected Term [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (years)	3 years 11 months 6 days	4 years 4 months 24 days
Measurement Input, Price Volatility [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant measurement input	223.44	100.58
Measurement Input, Share Price [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant measurement input	0.440	0.27